Net Interest Expense and Other Net Finance Expense - Schedule of Other Net Finance Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other net finance expense [abstract]
Realized loss on sale of FVOCI investment debt securities	$ 0.3
Amortization on FVOCI investment debt securities	0.5	$ 0.6
Bank charges	5.6	8.6
Total other finance expense	6.4	9.2
Realized gain on sale of FVOCI investment debt securities		(1.4)
Derecognition of notes payable	(0.7)	(0.7)
Other net finance expense	$ 5.7	$ 7.1